Summary of Significant Accounting Policies - Use of Estimates	1 Months Ended
Jan. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies - Use of Estimates

Note 3: Summary of Significant Accounting Policies — Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.